Due from Financial Institutions Measured at Amortized Cost - Summary of Details of Due from Financial Institutions (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Cash And Cash Equivalents [line Items]
Due from financial institutions at amortized cost	₩ 27,791,693	₩ 27,580,300
Due from financial institutions in Korean won
Cash And Cash Equivalents [line Items]
Due from financial institutions at amortized cost	16,451,180	18,715,958
Due from financial institutions in Korean won | The Bank of Korea
Cash And Cash Equivalents [line Items]
Due from financial institutions at amortized cost	₩ 11,635,481	₩ 13,731,708
Interest rate(%)	0.00%	0.00%
Due from financial institutions in Korean won | Hana Bank and others
Cash And Cash Equivalents [line Items]
Due from financial institutions at amortized cost	₩ 3,342,114	₩ 3,953,940
Due from financial institutions in Korean won | Hana Bank and others | Bottom of range
Cash And Cash Equivalents [line Items]
Interest rate(%)	0.00%	0.00%
Due from financial institutions in Korean won | Hana Bank and others | Top of range
Cash And Cash Equivalents [line Items]
Interest rate(%)	4.71%	4.71%
Due from financial institutions in Korean won | Samsung securities and others
Cash And Cash Equivalents [line Items]
Due from financial institutions at amortized cost	₩ 1,473,585	₩ 1,030,310
Due from financial institutions in Korean won | Samsung securities and others | Bottom of range
Cash And Cash Equivalents [line Items]
Interest rate(%)	0.00%	0.00%
Due from financial institutions in Korean won | Samsung securities and others | Top of range
Cash And Cash Equivalents [line Items]
Interest rate(%)	3.86%	3.86%
Due from financial institutions in foreign currencies
Cash And Cash Equivalents [line Items]
Due from financial institutions at amortized cost	₩ 11,340,513	₩ 8,864,342
Due from financial institutions in foreign currencies | The Bank of Korea and others
Cash And Cash Equivalents [line Items]
Due from financial institutions at amortized cost	₩ 7,767,797	₩ 6,210,917
Due from financial institutions in foreign currencies | The Bank of Korea and others | Bottom of range
Cash And Cash Equivalents [line Items]
Interest rate(%)	0.00%	0.00%
Due from financial institutions in foreign currencies | The Bank of Korea and others | Top of range
Cash And Cash Equivalents [line Items]
Interest rate(%)	5.25%	5.25%
Due from financial institutions in foreign currencies | Industrial Bank Changsha BR. and others
Cash And Cash Equivalents [line Items]
Due from financial institutions at amortized cost	₩ 634,903	₩ 442,122
Due from financial institutions in foreign currencies | Industrial Bank Changsha BR. and others | Bottom of range
Cash And Cash Equivalents [line Items]
Interest rate(%)	0.00%	0.00%
Due from financial institutions in foreign currencies | Industrial Bank Changsha BR. and others | Top of range
Cash And Cash Equivalents [line Items]
Interest rate(%)	7.55%	7.55%
Due from financial institutions in foreign currencies | The Bank of New York Mellon and others
Cash And Cash Equivalents [line Items]
Due from financial institutions at amortized cost	₩ 2,937,813	₩ 2,211,303
Due from financial institutions in foreign currencies | The Bank of New York Mellon and others | Bottom of range
Cash And Cash Equivalents [line Items]
Interest rate(%)	0.00%	0.00%
Due from financial institutions in foreign currencies | The Bank of New York Mellon and others | Top of range
Cash And Cash Equivalents [line Items]
Interest rate(%)	7.50%	7.50%